Leases - Additional Information (Details)													12 Months Ended
	Oct. 10, 2023 Aircraft	Oct. 09, 2023	Sep. 08, 2023 Aircraft	Jun. 16, 2023 Aircraft	Jun. 01, 2023	May 22, 2023	Jan. 27, 2023 Aircraft	Dec. 21, 2022 Aircraft	Dec. 20, 2022	Dec. 14, 2022 Aircraft	Jun. 21, 2022 Aircraft	Oct. 14, 2021 Aircraft	Dec. 31, 2023 Lease Aircraft Equipment	Dec. 22, 2023 Aircraft	Nov. 20, 2023 Aircraft	Nov. 17, 2023 Aircraft	Dec. 31, 2022 Aircraft	Jul. 29, 2022 Aircraft
Lessee, Lease, Description [Line Items]
Number of aircraft leased													14				8
Lease description													Company operated 14 and 8 leased aircraft, respectively, which are accounted for under operating lease agreements with ranging terms of 10 months to 10 years. Leases with an initial term of 12 months or less will be recognized
Lease agreements ending date	Dec. 31, 2024	May 31, 2028						Oct. 01, 2023	Jun. 01, 2023
Number of aircraft lease extended	2							2
Extended lease term	15 months							60 months
Number of aircraft lease converted | Lease													1
Aircraft Lease Agreement One
Lessee, Lease, Description [Line Items]
Number of aircraft leased											1
Lease term					8 years
Lease term commenced					Jun. 01, 2023
Number of months fixed monthly rent to be paid											96 months
Aircraft Lease Agreement Two
Lessee, Lease, Description [Line Items]
Number of aircraft leased																		1
Lease term																		72 months
Aircraft Lease Agreement Three
Lessee, Lease, Description [Line Items]
Number of aircraft leased										1
Lease term										2 years
Lease term commenced										Aug. 18, 2023
Number of months fixed monthly rent to be paid										24 months
Aircraft Lease Agreement Four
Lessee, Lease, Description [Line Items]
Number of aircraft leased							1
Lease term							6 years
Lease term commenced							Apr. 21, 2023
Number of months fixed monthly rent to be paid							72 months
Aircraft Lease Agreement Five
Lessee, Lease, Description [Line Items]
Lease term				4 years		5 years
Lease term commenced						Jun. 01, 2023
Number of months fixed monthly rent to be paid						62 months
Aircraft Lease Agreement Six
Lessee, Lease, Description [Line Items]
Number of aircraft leased				1
Lease term				48 months
Lease term commenced				Nov. 13, 2023
Aircraft Lease Agreement Seven
Lessee, Lease, Description [Line Items]
Number of aircraft leased			1
Lease term			8 years
Lease term commenced			Oct. 06, 2023
Number of months fixed monthly rent to be paid			72 months
Aircraft Lease Agreement Eight
Lessee, Lease, Description [Line Items]
Number of aircraft leased																1
Lease term																24 months
Aircraft Lease Agreement Nine
Lessee, Lease, Description [Line Items]
Number of aircraft leased															1
Lease term															88 months
Aircraft Lease Agreement Ten
Lessee, Lease, Description [Line Items]
Number of aircraft leased														1
Lease term														120 months
Minimum
Lessee, Lease, Description [Line Items]
Lease term													10 months
Maximum
Lessee, Lease, Description [Line Items]
Lease term													10 years
Aircraft Support Equipment
Lessee, Lease, Description [Line Items]
Number of equipment | Equipment													37
Aircraft Support Equipment | Minimum
Lessee, Lease, Description [Line Items]
Aircraft support equipment useful life													5 years
Finance lease agreement terms													5 years
Percentage of residual values for equipment													0.00%
Aircraft Support Equipment | Maximum
Lessee, Lease, Description [Line Items]
Aircraft support equipment useful life													30 years
Finance lease agreement terms													7 years
Percentage of residual values for equipment													77.00%
Airbus A321 Converted Freighter
Lessee, Lease, Description [Line Items]
Number of aircraft leased												1
Lease term												10 years
Lease expiration period												2032-12